Intangible assets, net	12 Months Ended
Dec. 31, 2012
Intangible assets, net
Intangible assets, net

12. Intangible assets, net

	As of December 31, 2011			As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Copyrights	71,586,613	(24,213,208)	47,373,405	89,661,251	(41,138,545)	—	48,522,706
Game engine	35,649,330	(10,703,646)	24,945,684	36,817,757	(17,854,089)	—	18,963,668
Non-compete agreements	27,919,584	(18,983,614)	8,935,970	27,899,685	(25,270,010)	—	2,629,675
Trade mark	58,981,805	(15,341,378)	43,640,427	58,937,020	(15,341,378)	(1,649,923)	41,945,719
Customer relationship	7,213,530	(7,213,530)	—	7,213,530	(7,213,530)	—	—
Completed game	65,239,189	(14,209,978)	51,029,211	79,392,785	(31,166,571)	(2,122,400)	46,103,814
IPR&D	62,600,828	—	62,600,828	48,194,596	—	—	48,194,596
Online game development costs	42,019,604	(7,810,565)	34,209,039	47,895,378	(16,558,170)	(9,079,456)	22,257,752
Others	1,673,000	(1,214,075)	458,925	1,673,000	(1,277,375)	—	395,625

Total	372,883,483	(99,689,994)	273,193,489	397,685,002	(155,819,668)	(12,851,779)	229,013,555

        Amortization expenses for the intangible assets were RMB25,047,694, RMB47,793,828 and RMB59,366,824 for the years ended December 31, 2010, 2011 and 2012, respectively.

        The estimated amortization expenses for the above intangible assets for future annual periods:

	For the years ended December 31,
	2013	2014	2015	2016	2017 and thereafter
	RMB	RMB	RMB	RMB	RMB
Amortization expenses	55,407,160	50,310,279	37,898,519	22,465,535	21,243,991